Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Biotechnology-81.30%
4D Molecular Therapeutics, Inc.(b)	604	$14,599
89bio, Inc.(b)	861	6,888
Abcam PLC, ADR (United Kingdom)(b)	481	7,715
AC Immune S.A. (Switzerland)(b)	1,554	3,963
Acadia Pharmaceuticals, Inc.(b)(c)	3,020	47,052
Achilles Therapeutics PLC, ADR (United Kingdom)(b)	723	1,460
Acumen Pharmaceuticals, Inc.(b)	751	4,266
Adaptimmune Therapeutics PLC, ADR(b)	2,667	5,787
Adicet Bio, Inc.(b)	741	13,471
ADMA Biologics, Inc.(b)	3,636	12,144
Adverum Biotechnologies, Inc.(b)	1,848	1,238
Aeglea BioTherapeutics, Inc.(b)	1,135	471
Aerovate Therapeutics, Inc.(b)	452	8,516
Affimed N.V. (Germany)(b)(c)	2,774	5,936
Agios Pharmaceuticals, Inc.(b)(c)	1,024	30,863
Akebia Therapeutics, Inc.(b)	3,412	923
Akero Therapeutics, Inc.(b)	869	40,409
Alaunos Therapeutics, Inc.(b)	4,014	2,561
Alector, Inc.(b)(c)	1,534	13,024
Aligos Therapeutics, Inc.(b)	735	735
Alkermes PLC(b)	3,062	75,876
Allakos, Inc.(b)	1,602	13,217
Allogene Therapeutics, Inc.(b)(c)	2,691	26,533
Allovir, Inc.(b)	1,729	12,985
Alnylam Pharmaceuticals, Inc.(b)	2,241	494,342
Alpine Immune Sciences, Inc.(b)	838	5,263
Altimmune, Inc.(b)	906	9,015
ALX Oncology Holdings, Inc.(b)(c)	752	8,347
Amarin Corp. PLC, ADR (Ireland)(b)	7,410	8,522
Amgen, Inc.	6,165	1,765,656
Amicus Therapeutics, Inc.(b)(c)	5,227	63,247
AnaptysBio, Inc.(b)(c)	525	14,506
Anavex Life Sciences Corp.(b)(c)	1,453	12,815
Annexon, Inc.(b)	887	4,825
Apellis Pharmaceuticals, Inc.(b)	2,051	102,406
Applied Molecular Transport, Inc.(b)	718	754
Applied Therapeutics, Inc.(b)	895	1,002
Arbutus Biopharma Corp.(b)	2,787	6,549
Arcturus Therapeutics Holdings, Inc.(b)(c)	495	9,128
Arcutis Biotherapeutics, Inc.(b)(c)	1,122	19,332
Argenx SE, ADR (Netherlands)(b)	568	226,047
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,972	63,498
ARS Pharmaceuticals, Inc.(b)	1,736	10,798
Ascendis Pharma A/S, ADR (Denmark)(b)	1,035	127,367
Atara Biotherapeutics, Inc.(b)	1,756	7,955
Athenex, Inc.(b)	2,904	610
Aurinia Pharmaceuticals, Inc. (Canada)(b)(c)	2,657	13,630
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	1,077	2,843
Avidity Biosciences, Inc.(b)(c)	969	11,279
Avrobio, Inc.(b)	808	734
Beam Therapeutics, Inc.(b)(c)	1,313	60,647
BeiGene Ltd., ADR (China)(b)(c)	902	172,832
BELLUS Health, Inc. (Canada)(b)	2,352	23,214
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	473	13,698
BioAtla, Inc.(b)	675	7,432
BioCryst Pharmaceuticals, Inc.(b)(c)	3,461	46,239
Biogen, Inc.(b)	2,710	827,011
BioMarin Pharmaceutical, Inc.(b)	3,465	349,896
	Shares	Value
Biotechnology-(continued)
Biomea Fusion, Inc.(b)	541	$3,890
BioNTech SE, ADR (Germany)	1,646	274,915
Black Diamond Therapeutics, Inc.(b)(c)	677	1,428
Bluebird Bio, Inc.(b)(c)	1,457	11,350
Blueprint Medicines Corp.(b)	1,117	53,381
Bolt Biotherapeutics, Inc.(b)	702	1,039
Bridgebio Pharma, Inc.(b)(c)	2,773	25,983
C4 Therapeutics, Inc.(b)	926	7,936
Cabaletta Bio, Inc.(b)	535	2,397
Candel Therapeutics, Inc.(b)	533	933
Caribou Biosciences, Inc.(b)	1,128	10,502
Cellectis S.A., ADR (France)(b)	335	737
Centessa Pharmaceuticals PLC, ADR(b)	952	3,808
Century Therapeutics, Inc.(b)	1,093	11,477
Chimerix, Inc.(b)	1,628	3,533
Chinook Therapeutics, Inc.(b)(c)	1,169	26,478
Clovis Oncology, Inc.(b)(c)	2,684	886
Codiak Biosciences, Inc.(b)	705	487
Cogent Biosciences, Inc.(b)	1,234	15,524
Coherus Biosciences, Inc.(b)(c)	1,461	10,022
Compass Pathways PLC, ADR (United Kingdom)(b)(c)	436	4,491
Connect Biopharma Holdings Ltd., ADR (China)(b)	785	569
Corvus Pharmaceuticals, Inc.(b)	865	806
Crinetics Pharmaceuticals, Inc.(b)	1,004	17,941
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,458	79,884
Cullinan Oncology, Inc.(b)	862	10,715
CureVac N.V. (Germany)(b)	3,487	25,281
Curis, Inc.(b)	1,704	1,375
Cyteir Therapeutics, Inc.(b)	657	946
Cytokinetics, Inc.(b)(c)	1,754	74,545
CytomX Therapeutics, Inc.(b)(c)	1,223	2,128
Day One Biopharmaceuticals, Inc.(b)(c)	1,377	29,234
Decibel Therapeutics, Inc.(b)(c)	462	1,418
Deciphera Pharmaceuticals, Inc.(b)	1,253	19,935
Denali Therapeutics, Inc.(b)(c)	2,534	80,860
Design Therapeutics, Inc.(b)	1,048	14,672
Dyne Therapeutics, Inc.(b)	978	11,443
Eagle Pharmaceuticals, Inc.(b)(c)	243	8,826
Editas Medicine, Inc.(b)(c)	1,280	13,568
Eiger BioPharmaceuticals, Inc.(b)	812	3,686
Enanta Pharmaceuticals, Inc.(b)	389	17,034
Erasca, Inc.(b)(c)	2,294	17,320
Eterna Therapeutics, Inc.(b)	57	186
Evelo Biosciences, Inc.(b)(c)	2,006	4,193
Exelixis, Inc.(b)	6,007	102,600
Fate Therapeutics, Inc.(b)(c)	1,810	37,684
FibroGen, Inc.(b)(c)	1,757	25,248
Frequency Therapeutics, Inc.(b)	653	1,450
G1 Therapeutics, Inc.(b)	950	5,662
Galapagos N.V., ADR (Belgium)(b)	264	10,499
Gamida Cell Ltd. (Israel)(b)	1,342	2,147
Generation Bio Co.(b)(c)	1,091	5,815
Genmab A/S, ADR (Denmark)(b)	707	32,897
Geron Corp.(b)	7,090	16,449
Gilead Sciences, Inc.	23,342	2,050,128
Gossamer Bio., Inc.(b)(c)	1,748	14,963
Gracell Biotechnologies, Inc., ADR (China)(b)	1,238	4,024
Graphite Bio, Inc.(b)	1,084	3,827
Grifols S.A., ADR (Spain)(b)	2,069	16,862
Gritstone bio, Inc.(b)	1,544	4,539
Halozyme Therapeutics, Inc.(b)(c)	2,575	147,445
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Harpoon Therapeutics, Inc.(b)(c)	619	$424
Homology Medicines, Inc.(b)	1,068	1,645
Horizon Therapeutics PLC(b)(c)	4,304	431,648
Humacyte, Inc.(b)	1,913	5,969
Icosavax, Inc.(b)	738	2,465
Ideaya Biosciences, Inc.(b)	903	16,146
IGM Biosciences, Inc.(b)	542	11,929
I-Mab, ADR (China)(b)	990	3,663
Imago Biosciences, Inc.(b)	635	22,663
Immuneering Corp., Class A(b)	492	3,193
Immunic, Inc.(b)(c)	732	981
ImmunityBio, Inc.(b)(c)	7,460	41,105
ImmunoGen, Inc.(b)	4,127	21,419
Immunovant, Inc.(b)	2,403	31,503
Impel Pharmaceuticals, Inc.(b)(c)	437	1,167
Incyte Corp.(b)	4,155	331,029
Infinity Pharmaceuticals, Inc.(b)	1,662	912
Inhibrx, Inc.(b)(c)	812	24,344
Inovio Pharmaceuticals, Inc.(b)(c)	4,679	9,545
Insmed, Inc.(b)	2,532	46,817
Instil Bio, Inc.(b)	2,452	3,261
Intellia Therapeutics, Inc.(b)	1,418	72,970
Intercept Pharmaceuticals, Inc.(b)	779	11,615
Ionis Pharmaceuticals, Inc.(b)(c)	2,648	108,012
Iovance Biotherapeutics, Inc.(b)	2,943	18,835
Ironwood Pharmaceuticals, Inc.(b)(c)	2,854	34,562
iTeos Therapeutics, Inc.(b)(c)	660	13,299
IVERIC bio, Inc.(b)(c)	2,206	52,106
Janux Therapeutics, Inc.(b)	774	10,557
Jounce Therapeutics, Inc.(b)	961	846
KalVista Pharmaceuticals, Inc.(b)	454	2,447
Kamada Ltd. (Israel)(b)(c)	829	3,896
Karuna Therapeutics, Inc.(b)(c)	634	149,187
Karyopharm Therapeutics, Inc.(b)	1,477	7,813
Keros Therapeutics, Inc.(b)	483	24,073
Kezar Life Sciences, Inc.(b)(c)	1,273	9,942
Kiniksa Pharmaceuticals Ltd., Class A(b)	653	10,990
Kinnate Biopharma, Inc.(b)	838	6,637
Kodiak Sciences, Inc.(b)	968	7,144
Kronos Bio, Inc.(b)(c)	1,055	2,005
Krystal Biotech, Inc.(b)	479	37,237
Kura Oncology, Inc.(b)(c)	1,255	19,791
Kymera Therapeutics, Inc.(b)(c)	969	28,082
Larimar Therapeutics, Inc.(b)	333	1,056
Leap Therapeutics, Inc.(b)	1,838	1,111
Legend Biotech Corp., ADR(b)	995	51,252
Lexicon Pharmaceuticals, Inc.(b)	3,408	7,293
Ligand Pharmaceuticals, Inc.(b)(c)	316	23,036
Lyell Immunopharma, Inc.(b)(c)	4,629	19,488
MacroGenics, Inc.(b)	1,141	7,337
Madrigal Pharmaceuticals, Inc.(b)(c)	321	22,505
Magenta Therapeutics, Inc.(b)	1,093	1,257
MannKind Corp.(b)(c)	4,780	22,370
MeiraGTx Holdings PLC(b)(c)	827	5,094
Mereo Biopharma Group PLC, ADR (United Kingdom)(b)	2,169	1,709
Mersana Therapeutics, Inc.(b)	1,804	12,015
Merus N.V. (Netherlands)(b)	857	13,155
Mirati Therapeutics, Inc.(b)(c)	1,038	94,852
Mirum Pharmaceuticals, Inc.(b)(c)	684	12,757
Moderna, Inc.(b)	7,306	1,285,198
Molecular Templates, Inc.(b)	1,046	554
	Shares	Value
Biotechnology-(continued)
Monte Rosa Therapeutics, Inc.(b)(c)	868	$7,361
Morphic Holding, Inc.(b)(c)	718	19,759
Mustang Bio, Inc.(b)	1,949	984
Myriad Genetics, Inc.(b)	1,504	30,471
Neoleukin Therapeutics, Inc.(b)	794	405
Neurocrine Biosciences, Inc.(b)	1,787	227,056
NextCure, Inc.(b)(c)	519	732
Nkarta, Inc.(b)(c)	914	7,751
Novavax, Inc.(b)(c)	1,465	24,158
Nurix Therapeutics, Inc.(b)(c)	875	10,841
Nuvalent, Inc., Class A(b)	951	31,269
ObsEva S.A. (Switzerland)(b)	1,569	270
Olema Pharmaceuticals, Inc.(b)	749	2,150
Omega Therapeutics, Inc.(b)	892	6,244
OmniAb, Inc.(b)	1,541	5,455
OmniAb, Inc.(b)(d)	125	0
OmniAb, Inc.(b)(d)	125	0
Oncocyte Corp.(b)	2,204	1,036
Oncorus, Inc.(b)	483	232
ORIC Pharmaceuticals, Inc.(b)	732	2,628
Ovid therapeutics, Inc.(b)	1,305	2,310
Oyster Point Pharma, Inc.(b)	501	5,601
Passage Bio, Inc.(b)	1,007	1,229
PMV Pharmaceuticals, Inc.(b)(c)	846	8,443
Poseida Therapeutics, Inc.(b)(c)	1,590	7,250
Praxis Precision Medicines, Inc.(b)	845	1,867
Precigen, Inc.(b)	3,858	7,022
Precision BioSciences, Inc.(b)	2,053	2,813
Prelude Therapeutics, Inc.(b)(c)	891	5,943
Prometheus Biosciences, Inc.(b)	766	31,490
ProQR Therapeutics N.V. (Netherlands)(b)	1,385	1,704
Protagonist Therapeutics, Inc.(b)	931	7,364
Prothena Corp. PLC (Ireland)(b)	874	54,634
PTC Therapeutics, Inc.(b)	1,336	55,431
Puma Biotechnology, Inc.(b)(c)	845	3,819
Quince Therapeutics, Inc.(b)	671	495
Rallybio Corp.(b)	599	3,450
RAPT Therapeutics, Inc.(b)	557	9,848
Recursion Pharmaceuticals, Inc., Class A(b)(c)	3,387	31,838
Regeneron Pharmaceuticals, Inc.(b)	2,002	1,504,903
REGENXBIO, Inc.(b)	807	19,287
Relay Therapeutics, Inc.(b)(c)	2,246	41,731
Repare Therapeutics, Inc. (Canada)(b)	781	12,519
Replimune Group, Inc.(b)(c)	924	18,914
REVOLUTION Medicines, Inc.(b)(c)	1,641	38,711
Rhythm Pharmaceuticals, Inc.(b)	1,052	28,162
Rigel Pharmaceuticals, Inc.(b)	3,206	2,153
Rocket Pharmaceuticals, Inc.(b)(c)	1,413	26,677
Rubius Therapeutics, Inc.(b)	1,674	372
SAB Biotherapeutics, Inc.(b)	803	867
Sage Therapeutics, Inc.(b)(c)	1,111	45,595
Sana Biotechnology, Inc.(b)(c)	3,565	17,789
Sangamo Therapeutics, Inc.(b)(c)	2,942	10,768
Sarepta Therapeutics, Inc.(b)(c)	1,635	200,794
Scholar Rock Holding Corp.(b)(c)	960	7,459
Seagen, Inc.(b)	3,445	418,189
Selecta Biosciences, Inc.(b)(c)	2,833	3,711
Sensei Biotherapeutics, Inc.(b)	570	809
Sera Prognostics, Inc., Class A(b)	547	733
Seres Therapeutics, Inc.(b)(c)	2,306	14,989
Sesen Bio, Inc.(b)	3,702	2,050
Shattuck Labs, Inc.(b)	790	1,793

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Solid Biosciences, Inc.(b)	142	$951
Spectrum Pharmaceuticals, Inc.(b)	3,489	1,607
Spero Therapeutics, Inc.(b)	953	1,849
SpringWorks Therapeutics, Inc.(b)(c)	1,161	28,073
Stoke Therapeutics, Inc.(b)	729	5,497
Summit Therapeutics, Inc.(b)	3,726	2,981
Surface Oncology, Inc.(b)	1,080	994
Sutro Biopharma, Inc.(b)	1,080	8,089
Syndax Pharmaceuticals, Inc.(b)	1,056	25,302
Syros Pharmaceuticals, Inc.(b)	387	1,533
Talaris Therapeutics, Inc.(b)	776	1,133
Taysha Gene Therapies, Inc.(b)	1,186	2,621
TCR2 Therapeutics, Inc.(b)(c)	712	947
Tenaya Therapeutics, Inc.(b)	769	2,038
Tonix Pharmaceuticals Holding Corp.(b)	828	319
Travere Therapeutics, Inc.(b)(c)	1,197	24,096
Twist Bioscience Corp.(b)	1,057	28,909
Ultragenyx Pharmaceutical, Inc.(b)	1,303	47,299
uniQure N.V. (Netherlands)(b)	869	22,994
United Therapeutics Corp.(b)	850	237,906
UroGen Pharma Ltd.(b)(c)	427	3,659
Vanda Pharmaceuticals, Inc.(b)	1,060	11,565
Vaxcyte, Inc.(b)	1,427	65,728
Veracyte, Inc.(b)(c)	1,333	36,977
Verastem, Inc.(b)	3,483	1,602
Vertex Pharmaceuticals, Inc.(b)	4,790	1,515,556
Verve Therapeutics, Inc.(b)	1,123	26,087
Vir Biotechnology, Inc.(b)	2,477	69,901
Viracta Therapeutics, Inc.(b)	701	1,626
Vor BioPharma, Inc.(b)	711	3,271
Werewolf Therapeutics, Inc.(b)	545	997
Xencor, Inc.(b)(c)	1,112	33,049
Xenon Pharmaceuticals, Inc. (Canada)(b)	1,163	42,891
Y-mAbs Therapeutics, Inc.(b)	822	3,674
Zai Lab Ltd., ADR (China)(b)(c)	1,292	49,820
Zentalis Pharmaceuticals, Inc.(b)(c)	1,067	23,602
		16,833,456
Health Care Equipment & Supplies-0.74%
Bioventus, Inc., Class A(b)	1,145	2,233
Novocure Ltd.(b)(c)	1,957	150,376
		152,609
Health Care Providers & Services-0.65%
23andMe Holding Co., Class A(b)(c)	5,354	16,330
Castle Biosciences, Inc.(b)	490	11,559
Guardant Health, Inc.(b)	1,908	99,865
PetIQ, Inc.(b)	541	6,421
		134,175
Life Sciences Tools & Services-5.13%
AbCellera Biologics, Inc. (Canada)(b)(c)	5,318	68,443
Absci Corp.(b)	1,725	4,313
Adaptive Biotechnologies Corp.(b)	2,672	23,460
Alpha Teknova, Inc.(b)	521	2,459
Codex DNA, Inc.(b)(c)	546	792
Codexis, Inc.(b)	1,214	6,641
Compugen Ltd. (Israel)(b)	1,607	1,928
Harvard Bioscience, Inc.(b)	774	1,981
Illumina, Inc.(b)	2,938	640,719
Maravai LifeSciences Holdings, Inc., Class A(b)	2,454	36,516
MaxCyte, Inc.(b)	1,887	11,303
Medpace Holdings, Inc.(b)	578	121,316
	Shares	Value
Life Sciences Tools & Services-(continued)
NanoString Technologies, Inc.(b)	864	$6,039
Nautilus Biotechnology, Inc.(b)(c)	2,318	4,196
Pacific Biosciences of California, Inc.(b)(c)	4,203	45,182
Personalis, Inc.(b)	852	2,164
Quantum-Si, Inc.(b)	2,221	5,286
Rapid Micro Biosystems, Inc., Class A(b)(c)	677	1,388
Seer, Inc.(b)	1,092	7,054
Singular Genomics Systems, Inc.(b)(c)	1,321	2,695
Syneos Health, Inc.(b)	1,912	67,455
		1,061,330
Pharmaceuticals-12.16%
Aclaris Therapeutics, Inc.(b)	1,251	19,040
Amphastar Pharmaceuticals, Inc.(b)(c)	916	27,013
Aquestive Therapeutics, Inc.(b)(c)	994	922
Arvinas, Inc.(b)(c)	992	40,712
AstraZeneca PLC, ADR (United Kingdom)	11,386	773,906
ATAI Life Sciences N.V. (Germany)(b)	3,072	10,844
Atea Pharmaceuticals, Inc.(b)	1,548	7,260
Athira Pharma, Inc.(b)(c)	706	2,196
Avadel Pharmaceuticals PLC, ADR(b)	1,095	10,041
Axsome Therapeutics, Inc.(b)(c)	751	54,290
Cara Therapeutics, Inc.(b)(c)	997	11,765
Clearside Biomedical, Inc.(b)	1,115	1,349
Collegium Pharmaceutical, Inc.(b)	642	14,041
Cymabay Therapeutics, Inc.(b)	1,567	5,296
Edgewise Therapeutics, Inc.(b)	1,180	10,561
Esperion Therapeutics, Inc.(b)(c)	1,385	9,279
Evolus, Inc.(b)	1,065	7,711
EyePoint Pharmaceuticals, Inc.(b)	629	2,013
Fulcrum Therapeutics, Inc.(b)	968	6,631
Harmony Biosciences Holdings, Inc.(b)(c)	1,103	65,926
Harrow Health, Inc.(b)	505	5,631
Hutchmed China Ltd., ADR (China)(b)(c)	715	8,673
Ikena Oncology, Inc.(b)	674	1,503
Innoviva, Inc.(b)(c)	1,304	17,122
Intra-Cellular Therapies, Inc.(b)(c)	1,761	95,481
Jazz Pharmaceuticals PLC(b)	1,171	183,742
KemPharm, Inc.(b)	638	3,037
Landos Biopharma, Inc.(b)	746	160
Marinus Pharmaceuticals, Inc.(b)	878	4,206
Nektar Therapeutics(b)	3,498	9,794
NGM Biopharmaceuticals, Inc.(b)	1,504	8,317
NRX Pharmaceuticals, Inc.(b)	1,258	1,812
Ocular Therapeutix, Inc.(b)	1,429	4,244
Omeros Corp.(b)(c)	1,167	2,497
Optinose, Inc.(b)	1,549	2,742
Pacira BioSciences, Inc.(b)	853	41,157
Paratek Pharmaceuticals, Inc.(b)(c)	1,016	2,256
Phathom Pharmaceuticals, Inc.(b)	743	7,415
Phibro Animal Health Corp., Class A	377	4,641
Pliant Therapeutics, Inc.(b)	907	16,671
Provention Bio, Inc.(b)(c)	1,530	13,831
Rain Therapeutics, Inc.(b)	347	2,679
Rani Therapeutics Holdings, Inc., Class A(b)	453	3,751
Reata Pharmaceuticals, Inc., Class A(b)(c)	587	23,233
Redhill Biopharma Ltd., ADR (Israel)(b)	1,186	427
Relmada Therapeutics, Inc.(b)	557	2,590
Revance Therapeutics, Inc.(b)(c)	1,537	33,368
Royalty Pharma PLC, Class A	8,165	359,015
Sanofi, ADR (France)	5,434	246,432
SIGA Technologies, Inc.	1,358	12,466
Supernus Pharmaceuticals, Inc.(b)(c)	1,001	36,757

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Terns Pharmaceuticals, Inc.(b)(c)	700	$5,439
Theravance Biopharma, Inc.(b)(c)	1,263	13,590
Tricida, Inc.(b)(c)	1,032	248
Verrica Pharmaceuticals, Inc.(b)	762	2,476
Viatris, Inc.	22,640	249,719
WaVe Life Sciences Ltd.(b)	1,611	6,831
Xeris Biopharma Holdings, Inc.(b)	2,520	3,780
		2,518,529
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $25,286,926)		20,700,099
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.84%
Invesco Private Government Fund, 3.83%(e)(f)(g)	860,572	$860,572
Invesco Private Prime Fund, 4.15%(e)(f)(g)	2,211,865	2,212,308
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,072,523)		3,072,880
TOTAL INVESTMENTS IN SECURITIES-114.82% (Cost $28,359,449)		23,772,979
OTHER ASSETS LESS LIABILITIES-(14.82)%		(3,067,929)
NET ASSETS-100.00%		$20,705,050

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$42,485	$(42,485)	$-	$-	$-	$14
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	749,198	2,447,208	(2,335,834)	-	-	860,572	7,720*
Invesco Private Prime Fund	1,937,694	5,375,243	(5,100,624)	272	(277)	2,212,308	21,011*
Total	$2,686,892	$7,864,936	$(7,478,943)	$272	$(277)	$3,072,880	$28,745

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Electronic Equipment, Instruments & Components-1.33%
Coherent Corp.(b)	9,656	$354,086
IPG Photonics Corp.(b)	3,707	337,448
Novanta, Inc.(b)	2,623	413,778
		1,105,312
Life Sciences Tools & Services-0.40%
Azenta, Inc.	5,543	333,744
Semiconductors & Semiconductor Equipment-98.16%
Advanced Micro Devices, Inc.(b)	74,468	5,780,951
Analog Devices, Inc.	20,845	3,583,464
Applied Materials, Inc.	33,595	3,682,012
ASML Holding N.V., New York Shares (Netherlands)	6,359	3,867,035
Broadcom, Inc.	12,666	6,979,346
Entegris, Inc.	11,001	850,267
GLOBALFOUNDRIES, Inc.(b)(c)	39,893	2,567,115
Intel Corp.	98,987	2,976,539
KLA Corp.	9,182	3,609,903
Lam Research Corp.	7,228	3,414,363
Lattice Semiconductor Corp.(b)	10,131	737,841
Marvell Technology, Inc.	62,982	2,929,923
Microchip Technology, Inc.	40,810	3,231,744
Micron Technology, Inc.	55,907	3,223,039
Monolithic Power Systems, Inc.	3,446	1,316,234
NVIDIA Corp.	41,875	7,086,506
NXP Semiconductors N.V. (China)	19,201	3,376,304
ON Semiconductor Corp.(b)	31,998	2,406,250
Qorvo, Inc.(b)	7,614	755,689
QUALCOMM, Inc.	47,802	6,046,475
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc.	11,825	$1,130,706
Synaptics, Inc.(b)	2,935	311,022
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	37,895	3,144,527
Teradyne, Inc.	11,578	1,081,964
Texas Instruments, Inc.	38,274	6,906,926
Wolfspeed, Inc.(b)	9,158	832,645
		81,828,790
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $89,527,632)		83,267,846
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.00%
Invesco Private Government Fund, 3.83%(d)(e)(f)	699,270	699,270
Invesco Private Prime Fund, 4.15%(d)(e)(f)	1,797,270	1,797,629
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,496,840)		2,496,899
TOTAL INVESTMENTS IN SECURITIES-102.89% (Cost $92,024,472)		85,764,745
OTHER ASSETS LESS LIABILITIES-(2.89)%		(2,406,490)
NET ASSETS-100.00%		$83,358,255

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$377,288	$(377,288)	$-	$-	$-	$117
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,422,729	(3,723,459)	-	-	699,270	2,146*
Invesco Private Prime Fund	-	11,251,661	(9,454,028)	59	(63)	1,797,629	5,948*
Total	$-	$16,051,678	$(13,554,775)	$59	$(63)	$2,496,899	$8,211

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
November 30, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Building Products-0.71%
Luoyang Glass Co. Ltd., H Shares (China)(b)(c)(d)	16,604,641	$20,343,862
Chemicals-2.87%
Hanwha Solutions Corp. (South Korea)(c)	2,071,730	82,132,162
Construction & Engineering-1.18%
ReneSola Ltd., ADR (China)(c)(d)	3,299,822	15,575,160
Xinte Energy Co. Ltd., H Shares (China)	7,707,063	18,296,183
		33,871,343
Electrical Equipment-14.36%
Array Technologies, Inc.(c)(d)	4,425,567	92,671,374
Heliogen, Inc.(c)(d)	6,504,809	7,415,482
Shoals Technologies Group, Inc., Class A(c)(d)	3,486,568	101,005,875
Soltec Power Holdings S.A. (Spain)(c)(d)	2,772,521	13,675,139
SunPower Corp.(c)(d)	2,520,076	61,111,843
Sunrun, Inc.(c)(d)	4,132,453	134,635,319
		410,515,032
Independent Power and Renewable Electricity Producers-19.91%
Altus Power, Inc.(c)	2,255,307	16,125,445
Atlantica Sustainable Infrastructure PLC (Spain)	2,212,942	61,741,082
Doral Group Renewable Energy Resources Ltd. (Israel)(c)(d)	4,229,268	12,588,918
Encavis AG (Germany)	3,781,100	76,821,152
Energix-Renewable Energies Ltd. (Israel)	7,089,144	26,027,405
Enlight Renewable Energy Ltd. (Israel)(c)	21,543,686	48,329,862
GCL New Energy Holdings Ltd. (China)(c)	7,943,467	1,180,504
Grenergy Renovables S.A. (Spain)(c)(d)	686,320	23,195,136
Neoen S.A. (France)(d)(e)	1,108,284	44,698,720
OY Nofar Energy Ltd. (Israel)(c)	906,519	26,557,092
RENOVA, Inc. (Japan)(c)(d)	1,061,078	21,135,196
Scatec ASA (South Africa)(d)(e)	3,073,184	26,843,991
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	2,913,678	52,392,421
Sunnova Energy International, Inc.(c)(d)	2,845,509	64,962,970
West Holdings Corp. (Japan)(d)	1,060,594	33,953,175
Xinyi Energy Holdings Ltd. (China)(d)	106,434,742	32,885,929
		569,438,998
Mortgage REITs-1.83%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(d)	1,617,119	52,459,341
	Shares	Value
Semiconductors & Semiconductor Equipment-59.06%
Canadian Solar, Inc. (Canada)(c)(d)	1,809,966	$64,887,281
Daqo New Energy Corp., ADR (China)(c)(d)	1,788,054	101,758,153
Enphase Energy, Inc.(c)	985,593	315,971,260
First Solar, Inc.(c)	1,728,104	298,149,783
Flat Glass Group Co. Ltd., H Shares (China)(d)	17,136,272	44,390,659
GCL Technology Holdings Ltd. (China)(c)(d)	487,340,221	154,832,025
Gigasolar Materials Corp. (Taiwan)(c)	3,448,000	12,658,572
Hyundai Energy Solutions Co. Ltd. (South Korea)(c)	344,622	17,597,285
JinkoSolar Holding Co. Ltd., ADR (China)(c)(d)	1,327,205	68,059,072
Maxeon Solar Technologies Ltd.(c)(d)	1,151,341	26,503,870
Meyer Burger Technology AG (Switzerland)(c)(d)	113,318,543	61,173,578
Motech Industries, Inc. (Taiwan)(b)	24,917,000	21,051,361
SMA Solar Technology AG (Germany)(c)(d)	745,948	48,324,453
SolarEdge Technologies, Inc.(c)	834,109	249,281,816
TSEC Corp. (Taiwan)(b)(c)	24,060,000	26,088,110
United Renewable Energy Co. Ltd. (Taiwan)(c)	66,750,458	46,482,939
Xinyi Solar Holdings Ltd. (China)	112,102,938	131,660,739
		1,688,870,956
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $2,965,432,278)		2,857,631,694
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.43%
Invesco Private Government Fund, 3.83%(b)(f)(g)	107,550,205	107,550,205
Invesco Private Prime Fund, 4.15%(b)(f)(g)	276,429,266	276,484,542
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $383,992,355)		384,034,747
TOTAL INVESTMENTS IN SECURITIES-113.35% (Cost $3,349,424,633)		3,241,666,441
OTHER ASSETS LESS LIABILITIES-(13.35)%		(381,866,035)
NET ASSETS-100.00%		$2,859,800,406

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$32,556,823	$(32,556,823)	$-	$-	$-	$33,916
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	190,757,568	112,662,840	(195,870,203)	-	-	107,550,205	1,026,303*
Invesco Private Prime Fund	493,969,145	294,273,466	(511,760,499)	1,998	432	276,484,542	2,761,413*
Investments in Other Affiliates:
Luoyang Glass Co. Ltd., H Shares	20,436,951	5,725,717	(2,696,796)	(2,706,339)	(415,671)	20,343,862	-
Motech Industries, Inc.	18,434,760	8,115,826	(2,964,858)	(687,679)	(1,846,688)	21,051,361	-
TSEC Corp.	28,352,920	6,777,658	(4,119,883)	(4,036,279)	(886,306)	26,088,110	-
Total	$751,951,344	$460,112,330	$(749,969,062)	$(7,428,299)	$(3,148,233)	$451,518,080	$3,821,632

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at November 30, 2022.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $71,542,711, which represented 2.50% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	20.59%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,700,099	$-	$0	$20,700,099
Money Market Funds	-	3,072,880	-	3,072,880
Total Investments	$20,700,099	$3,072,880	$0	$23,772,979
Invesco PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$83,267,846	$-	$-	$83,267,846
Money Market Funds	-	2,496,899	-	2,496,899
Total Investments	$83,267,846	$2,496,899	$-	$85,764,745
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,733,495,629	$1,124,136,065	$-	$2,857,631,694
Money Market Funds	-	384,034,747	-	384,034,747
Total Investments	$1,733,495,629	$1,508,170,812	$-	$3,241,666,441